Basis of presentation and summary of significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of changes in presentation of consolidated statements of cash flows

The following tables present the effects of the changes in presentation within the consolidated statement of cash flows:

	For the nine months ended September 30, 2023
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statement of Cash Flows
Cash flows from operating activities
Settlement receivables, net	$2,090	$(2,090)	$-
Funds payable and amounts due to customers	(529,888)	529,888	-
Net cash (used in) / provided by operating activities	$(355,368)	$527,798	$172,430

Cash flows from financing activities
Settlement funds - merchants and customers, net	$-	$(527,798)	$(527,798)
Net cash used in financing activities	$(120,344)	$(527,798)	$(648,142)